                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-4577

                      (Investment Company Act File Number)

                       Federated Income Securities Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  10/31/07

              Date of Reporting Period:  Six months ended 4/30/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Muni and Stock Advantage Fund

Established 2003

A Portfolio of Federated Income Securities Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2007

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2007
Net Asset Value, Beginning of Period	$12.09
Income From Investment Operations:
Net investment income	0.18
Net realized and unrealized gain on investments, foreign currency transactions and futures contracts	0.33
TOTAL FROM INVESTMENT OPERATIONS	0.51
Less Distributions:
Distributions from net investment income	(0.19)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.20)
TOTAL DISTRIBUTIONS	(0.39)
Net Asset Value, End of Period	$12.21
Total Return [4]	4.25%

Ratios to Average Net Assets:
Net expenses	1.00	% [5,6]
Net investment income	3.06	% [5]
Expense waiver/reimbursement [7]	0.43	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$557,226
Portfolio turnover	19%

1 The Fund changed its fiscal year end from August 31 to October 31.

2 For the period from September 26, 2003 (start of performance) to August 31, 2004.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.00%, 1.00% and 0.80% after taking into account these expense reductions for the six-months ended April 30, 2007 and for the years ended October 31, 2006 and 2005, respectively.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,				Two Months Ended		Period Ended
2006		2005		10/31/2004	[1]	8/31/2004	[2]
$11.10		$10.69		$10.53		$10.00

0.38		0.37		0.06		0.41	[3]
0.96		0.42		0.16		0.47
1.34		0.79		0.22		0.88

(0.35)		(0.38)		(0.06)		(0.35)
--		--		--		--
(0.35)		(0.38)		(0.06)		(0.35)
$12.09		$11.10		$10.69		$10.53
12.31%		7.49%		2.13%		8.92%

1.00	% [6]	0.80	% [6]	0.55	% [5]	0.31	% [5]
3.32%		3.44%		3.48	% [5]	4.30	% [5]
0.45%		0.67%		1.23	% [5]	1.45	% [5]

$465,673		$314,215		$140,170		$122,672
42%		9%		17%		39%

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2007
Net Asset Value, Beginning of Period	$12.09
Income From Investment Operations:
Net investment income	0.13
Net realized and unrealized gain on investments, foreign currency transactions and futures contracts	0.33
TOTAL FROM INVESTMENT OPERATIONS	0.46
Less Distributions:
Distributions from net investment income	(0.14)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.20)
TOTAL DISTRIBUTIONS	(0.34)
Net Asset Value, End of Period	$12.21
Total Return [4]	3.86%

Ratios to Average Net Assets:
Net expenses	1.75	% [5,6]
Net investment income	2.31	% [5]
Expense waiver/reimbursement [7]	0.43	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$80,042
Portfolio turnover	19%

1 The Fund changed its fiscal year end from August 31 to October 31.

2 For the period from September 26, 2003 (start of performance) to August 31, 2004.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.75%, 1.75% and 1.70% after taking into account these expense reductions for the six-months ended April 30, 2007 and for the years ended October 31, 2006 and 2005, respectively.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,				Two Months Ended		Period Ended
2006		2005		10/31/2004	[1]	8/31/2004	[2]
$11.10		$10.69		$10.53		$10.00

0.29		0.27		0.04		0.32	[3]
0.97		0.42		0.17		0.47
1.26		0.69		0.21		0.79

(0.27)		(0.28)		(0.05)		(0.26)
--		--		--		--
(0.27)		(0.28)		(0.05)		(0.26)
$12.09		$11.10		$10.69		$10.53
11.48%		6.53%		1.97%		7.99%

1.75	% [6]	1.70	% [6]	1.55	% [5]	1.31	% [5]
2.58%		2.56%		2.48	% [5]	3.27	% [5]
0.45%		0.52%		0.98	% [5]	1.20	% [5]

$70,323		$57,182		$34,834		$31,700
42%		9%		17%		39%

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)
	4/30/2007
Net Asset Value, Beginning of Period	$12.09
Income From Investment Operations:
Net investment income	0.13
Net realized and unrealized gain on investments, foreign currency transactions and futures contracts	0.33
TOTAL FROM INVESTMENT OPERATIONS	0.46
Less Distributions:
Distributions from net investment income	(0.14)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.20)
TOTAL DISTRIBUTIONS	(0.34)
Net Asset Value, End of Period	$12.21
Total Return [4]	3.87%

Ratios to Average Net Assets:
Net expenses	1.75	% [5,6]
Net investment income	2.31	% [5]
Expense waiver/reimbursement [7]	0.43	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$162,029
Portfolio turnover	19%

1 The Fund changed its fiscal year end from August 31 to October 31.

2 For the period from September 26, 2003 (start of performance) to August 31, 2004.

3 Per share numbers have been calculated using the average shares method.

4 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 The net expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.75%, 1.75% and 1.70% after taking into account these expense reductions for the six-months ended April 30, 2007 and for the years ended October 31, 2006 and 2005, respectively.

7 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Year Ended October 31,				Two Months Ended		Period Ended
2006		2005		10/31/2004	[1]	8/31/2004	[2]
$11.10		$10.68		$10.52		$10.00

0.29		0.27		0.04		0.32	[3]
0.97		0.43		0.17		0.46
1.26		0.70		0.21		0.78

(0.27)		(0.28)		(0.05)		(0.26)
--		--		--		--
(0.27)		(0.28)		(0.05)		(0.26)
$12.09		$11.10		$10.68		$10.52
11.48%		6.63%		1.97%		7.90%

1.75	% [6]	1.70	% [6]	1.55	% [5]	1.31	% [5]
2.57%		2.56%		2.48	% [5]	3.28	% [5]
0.45%		0.52%		0.98	% [5]	1.20	% [5]

$122,419		$79,891		$42,816		$38,500
42%		9%		17%		39%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2006	Ending Account Value 4/30/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,042.50	$5.06
Class B Shares	$1,000	$1,038.60	$8.85
Class C Shares	$1,000	$1,038.70	$8.85
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.84	$5.01
Class B Shares	$1,000	$1,016.12	$8.75
Class C Shares	$1,000	$1,016.12	$8.75

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	1.00%
Class B Shares	1.75%
Class C Shares	1.75%

Portfolio of Investments Summary Tables

At April 30, 2007, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
Tax-Exempt, Fixed-Income Securities	58.3%
Equity Securities	35.4%
Cash Equivalents [2]	5.3%
Other Assets and Liabilities--Net [3]	1.0%
TOTAL	100.0%

At April 30, 2007, the Fund's sector composition 4 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Financials	30.8%
Energy	12.3%
Health Care	11.6%
Telecommunication Services	10.1%
Consumer Staples	8.8%
Industrials	8.3%
Consumer Discretionary	6.8%
Utilities	4.3%
Materials	3.7%
Information Technology	3.3%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Cash Equivalents include any investments in tax-exempt variable rate instruments.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

4 Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

At April 30, 2007, the Fund's sector composition 5 for its tax-exempt securities was as follows:

Sector Composition	Percentage of Municipal Securities
Insured	36.5%
Hospital	14.2%
Senior Care	8.4%
Prerefunded	8.3%
Education	5.7%
General Obligation--State	4.7%
Special Tax	3.5%
General Obligation--Local	3.5%
Industrial Revenue	3.3%
Tobacco	2.5%
Other [6]	9.4%
TOTAL	100.0%

5 Sector classifications and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector. Prerefunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.

6 For purposes of this table, sector classifications constitute 90.6% of the Fund's tax-exempt market value. Remaining sectors have been aggregated under the designation "Other."

Portfolio of Investments

April 30, 2007 (unaudited)

Shares			Value
		COMMON STOCKS--35.4%
		Consumer Discretionary--2.4%
43,500		CBS Corp. - Class B	$1,381,995
44,410		Dow Jones & Co.	1,613,415
50,390		Gannett Co., Inc.	2,875,253
151,700		Gap (The), Inc.	2,723,015
73,180		Home Depot, Inc.	2,771,327
135,500		McDonald's Corp.	6,541,940
67,430		Nissan Motor Co. Ltd., ADR	1,359,389
		TOTAL	19,266,334
		Consumer Staples--3.1%
32,850		Altria Group, Inc.	2,264,022
27,100		Anheuser-Busch Cos., Inc.	1,333,049
100,930		Coca-Cola Co.	5,267,537
32,010		Colgate-Palmolive Co.	2,168,357
40,630		Kimberly-Clark Corp.	2,891,637
147,656		Kraft Foods, Inc., Class A	4,942,052
47,510		PepsiCo, Inc.	3,139,936
62,260		Wal-Mart Stores, Inc.	2,983,499
		TOTAL	24,990,089
		Energy--4.4%
67,350		BP PLC, ADR	4,534,002
96,420		Chevron Corp.	7,500,512
42,700		ENI SpA, ADR	2,828,448
67,610		Enbridge Inc.	2,231,130
95,840		Exxon Mobil Corp.	7,607,779
12,000		GlobalSantaFe Corp.	767,160
14,600		Kinder Morgan, Inc.	1,555,776
75,300		Royal Dutch Shell PLC	5,222,055
35,000		Total SA, ADR, Class B	2,579,150
		TOTAL	34,826,012
Shares			Value
		COMMON STOCKS--continued
		Financials--10.9%
68,800		Ace, Ltd.	$4,090,848
15,340		Aflac, Inc.	787,556
50,820		Allstate Corp.	3,167,102
248,301		Bank of America Corp.	12,638,521
69,270		Bank of New York Co., Inc.	2,804,050
293,410		Citigroup, Inc.	15,732,644
43,650		Federal Home Loan Mortgage Corp.	2,827,647
28,700		Federal National Mortgage Association	1,691,004
16,080		Hartford Financial Services Group, Inc.	1,627,296
87,430		MBIA, Inc.	6,081,631
47,660		Morgan Stanley	4,003,917
52,750		Nationwide Financial Services, Inc., Class A	3,013,607
27,600		PartnerRe Ltd., ADR	1,987,752
10,500		RenaissanceRe Holdings Ltd., ADR	568,575
28,430		SLM Holding Corp.	1,530,387
30,000		UBS AG - U.S. issue	1,947,000
227,980		Wachovia Corp.	12,662,009
33,930		Washington Mutual, Inc.	1,424,381
212,500		Wells Fargo & Co.	7,626,625
12,400		XL Capital Ltd., Class A	966,952
		TOTAL	87,179,504
		Health Care--4.1%
41,200		Biovail Corp.	1,004,868
79,840		GlaxoSmithKline PLC, ADR	4,613,155
113,360		Johnson & Johnson	7,279,979
42,390		Lilly (Eli) & Co.	2,506,521
508,040		Pfizer, Inc.	13,442,738
70,490		Wyeth	3,912,195
		TOTAL	32,759,456
		Industrials--2.9%
28,940		3M Co.	2,395,364
29,700		Avery Dennison Corp.	1,847,340
46,990		Dover Corp.	2,261,159
85,440		General Electric Co.	3,149,317
13,500		Illinois Tool Works, Inc.	692,685
71,430		Ingersoll-Rand Co., Class A	3,189,350
Shares			Value
		COMMON STOCKS--continued
		Industrials--continued
69,600		Northrop Grumman Corp.	$5,125,344
54,580		United Parcel Service, Inc.	3,844,069
22,000		Waste Management, Inc.	823,020
		TOTAL	23,327,648
		Information Technology--1.2%
78,680		Intel Corp.	1,691,620
62,000		Linear Technology Corp.	2,320,040
66,900		Maxim Integrated Products, Inc.	2,122,068
129,500		Nokia Oyj, ADR, Class A	3,269,875
		TOTAL	9,403,603
		Materials--1.3%
30,080		Anglo American PLC, ADR	793,811
31,650		Bowater, Inc.	692,818
13,900		Freeport-McMoRan Copper & Gold, Inc.	933,524
46,040		International Flavors & Fragrances, Inc.	2,240,767
17,700		PPG Industries, Inc.	1,302,366
28,800		Packaging Corp. of America	713,088
8,100		Rio Tinto PLC, ADR	1,976,400
34,000		Rohm & Haas Co.	1,739,780
		TOTAL	10,392,554
		Telecommunication Services--3.6%
358,830		AT&T, Inc.	13,893,898
84,340		Deutsche Telekom AG, ADR	1,548,482
79,720		Embarq Corp.	4,786,389
39,100		NTT Docomo Inc. - Spon. ADR	665,091
100,730		Verizon Communications	3,845,871
252,518		Windstream Corp.	3,691,813
		TOTAL	28,431,544
		Utilities--1.5%
36,780		Duke Energy Corp.	754,726
52,000		Energy East Corp.	1,259,440
11,000		FirstEnergy Corp.	752,840
89,080		SCANA Corp.	3,877,652
57,800		Scottish & Southern Energy PLC, ADR	1,755,675
57,330		TXU Corp.	3,759,701
		TOTAL	12,160,034
		TOTAL COMMON STOCKS (IDENTIFIED COST $244,470,704)	282,736,778
Principal Amount			Value
		MUNICIPAL BONDS--58.3%
		Alabama--1.1%
$1,000,000		Alabama State Board of Education, (John C. Calhoun Community College), Revenue Bonds (Series 2002A), 5.250%, (FGIC INS), 05/01/2023	$1,067,220
2,000,000		Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, (Baptist Health System of Birmingham), Revenue Bonds (Series 2005A), 5.000%, 11/15/2030	2,037,540
1,650,000		Courtland, AL IDB, (International Paper Co.), PCR Refunding Bonds (Series 2005A), 5.000%, 06/01/2025	1,691,844
1,185,000	[1,2]	Huntsville, AL Health Care Authority, (Huntsville Hospital), Residual Interest Tax-Exempt Securities (PA-1466), 06/01/2032	1,189,740
1,000,000		Mobile, AL Water & Sewer Commissioners Board, Water & Sewer Revenue Bonds (Series 2002), 5.250%, (FGIC INS), 01/01/2020	1,058,380
1,370,000		Montgomery, AL BMC Special Care Facilities Finance Authority, (Health Care Authority for Baptist Health, AL), Revenue Refunding Bonds (Series 2004-C), 5.125%, 11/15/2024	1,416,251
1,500,000		University of Alabama Board of Trustees, (University of Alabama at Birmingham), Hospital Revenue Bonds (Series-A), 5.000%, 09/01/2036	1,531,320
		TOTAL	9,992,295
		Alaska--0.3%
1,000,000		Alaska Municipal Bond Bank, Revenue Bonds (Series 2003E), 5.250%, (MBIA Insurance Corp. INS), 12/01/2022	1,072,910
1,000,000		Alaska Municipal Bond Bank, Revenue Bonds, 5.250%, (MBIA Insurance Corp. INS), 12/01/2022	1,072,910
		TOTAL	2,145,820
		Arizona--0.4%
2,000,000		Maricopa County, AZ Unified School District No. 210, UT GO School Improvement Bonds (Series A), 5.000%, (FSA INS), 07/01/2020	2,154,480
850,000		Tempe, AZ IDA, (Friendship Village of Tempe), Senior Living Refunding Revenue Bonds (Series 2004A), 5.375%, 12/01/2013	861,475
		TOTAL	3,015,955
		Arkansas--0.3%
1,000,000		Independence County, AR, (Entergy Arkansas, Inc.), PCR Refunding Bonds (Series 2005), 5.000%, 01/01/2021	1,021,280
1,000,000		University of Arkansas, Revenue Bonds (Series 2004B), 5.000%, (MBIA Insurance Corp. INS), 11/01/2026	1,055,640
		TOTAL	2,076,920
		California--6.3%
4,000,000	[1,2]	California State, Residual Interest Tax-Exempt Securities (PA-1475), 08/01/2030	3,908,480
1,250,000	[1]	California Statewide Communities Development Authority, (Thomas Jefferson School of Law), Refunding Revenue Bonds (Series 2005B), 4.875%, 10/01/2031	1,277,750
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$2,000,000		California Educational Facilities Authority, (California College of the Arts), Revenue Bonds (Series 2005), 5.000%, 06/01/2035	$2,046,660
570,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	600,164
3,000,000		California State Public Works Board, (California State), Lease Revenue Refunding Bonds (Series 2005J: Corcoran Facility), 5.000%, 01/01/2021	3,177,180
315,000		California State, UT GO Bonds, 5.250%, 02/01/2019	336,521
1,265,000		California State, UT GO Bonds, 5.500%, (United States Treasury PRF 4/1/2014@100), 04/01/2030	1,404,479
70,000		California State, UT GO Bonds, 5.500%, 04/01/2030	76,555
1,500,000		California State, Various Purpose UT GO Bonds, 5.125%, 11/01/2024	1,590,495
250,000		California State, Various Purpose UT GO Bonds, 5.250%, 11/01/2018	269,400
800,000		California State, Various Purpose UT GO Bonds, 5.500%, 11/01/2033	870,024
900,000		California State, Various Purpose UT GO Bonds, 5.000%, 11/01/2021	950,031
300,000		California State, Various Purpose UT GO Bonds, 5.250%, 11/01/2019	322,743
165,000		California State, Various Purpose UT GO Bonds, 5.500%, (United States Treasury PRF 4/1/2014@100), 04/01/2030	183,193
1,500,000		California Statewide Communities Development Authority, (Kaiser Permanente), Revenue Bonds (Series 2007A), 5.000%, 04/01/2031	1,550,925
695,000		Central Unified School District, CA, UT GO Bonds (Series 2004A), 5.500%, (FGIC INS), 07/01/2023	768,044
860,000		Glendale, CA Unified School District, UT GO Bonds (Series 2003F), 5.000%, (MBIA Insurance Corp. INS), 09/01/2023	905,210
4,500,000		Golden State Tobacco Securitization Corp., CA, (California State), Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2005A), 5.000%, 06/01/2045	4,660,200
220,000		Golden State Tobacco Securitization Corp., CA, (California State), Tobacco Settlement Enhanced Revenue Bonds (Series 2005A), 5.000%, 06/01/2016	220,222
1,000,000		Golden State Tobacco Securitization Corp., CA, (California State), Tobacco Settlement Enhanced Asset Backed Revenue Bonds (Series 2003B), 5.375%, (United States Treasury PRF 6/1/2010@100), 06/01/2028	1,050,180
5,450,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.750%, 06/01/2047	5,828,393
665,000	[1,2]	Golden State Tobacco Securitization Corp., CA, Municipal Securities Trust Certificates (Series 7043), (Bear Stearns & Co., Inc. GTD), 06/01/2047	668,810
7,000,000		Murrieta Valley, CA United School District Public Financing Authority, Special Tax Revenue Bonds (2006 Series A), 4.750%, (Assured Guaranty Corp. INS), 09/01/2036	7,147,840
3,665,000		Stockton, CA Public Financing Authority, Redevelopment Projects Revenue Bonds (Series 2006A), 5.250%, (Radian Asset Assurance INS), 09/01/2037	3,898,314
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$1,000,000		Trustees of the California State University, Revenue Bonds (Series A), 5.125%, (AMBAC INS), 11/01/2026	$1,051,540
4,000,000		University of California, LT Project Revenue Bonds (2005 Series B), 5.000%, (FSA INS), 05/15/2023	4,233,240
1,545,000		Yucaipa Valley Water District, CA, Water System Revenue COPs (Series 2004A), 5.250%, (MBIA Insurance Corp. INS), 09/01/2023	1,660,551
		TOTAL	50,657,144
		Colorado--3.0%
1,250,000		Colorado Educational & Cultural Facilities Authority, (Colorado University Lab), Revenue Bonds, 5.250%, (XL Capital Assurance Inc. INS), 06/01/2024	1,336,787
1,500,000		Colorado Educational & Cultural Facilities Authority, (Peak to Peak Charter School Project), Refunding Revenue Bonds, 5.250%, (XL Capital Assurance Inc. INS), 08/15/2019	1,614,930
1,000,000		Colorado Health Facilities Authority, (Christian Living Communities), Revenue Bonds (Series 2006A), 5.750%, 01/01/2037	1,047,570
4,250,000		Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), Revenue Bonds (Series 2005), 5.000%, 12/01/2035	4,309,075
760,000		Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health Facilities Revenue Bonds (Series 2004A), 5.250%, 06/01/2034	786,767
495,000		Colorado Health Facilities Authority, (Evangelical Lutheran Good Samaritan Society), Health Facilities Revenue Bonds (Series 2005), 5.250%, 06/01/2023	519,780
1,250,000		Conservatory Metropolitan District, CO, LT GO Bonds, 6.750%, 12/01/2034	1,349,887
900,000		Denver, CO Convention Center Hotel Authority, Revenue Bonds (Series A), 5.000%, (United States Treasury PRF 12/1/2013@100), 12/01/2021	966,717
5,000,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.125%, (XL Capital Assurance Inc. INS), 12/01/2024	5,363,800
1,000,000		Denver, CO Health & Hospital Authority, Revenue Bonds, 6.250%, 12/01/2033	1,116,820
1,750,000		Eagle Bend, CO Metropolitan District No. 2, Refunding & Improvement LT GO Bonds, 5.250%, (Radian Asset Assurance INS), 12/01/2023	1,845,427
1,000,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005A), 6.250%, 12/01/2035	1,073,350
1,000,000		Murphy Creek, CO Metropolitan District No. 3, Refunding & Improvement LT GO Bonds, 6.125%, 12/01/2035	1,051,340
1,230,000		Northwest, CO Metropolitan District No. 3, LT GO Bonds (Series 2005), 6.250%, 12/01/2035	1,314,070
		TOTAL	23,696,320
		Connecticut--0.1%
600,000		Connecticut State HEFA, (Eastern Connecticut Health Network), Revenue Bonds (Series 2005C), 5.125%, (Radian Asset Assurance INS), 07/01/2030	632,916
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Delaware--0.0%
$200,000		Delaware Health Facilities Authority, (Beebe Medical Center), Refunding Revenue Bonds (Series 2004A), 5.500%, 06/01/2024	$210,896
		District of Columbia--1.7%
3,230,000		District of Columbia, (Howard University), Refunding & Revenue Bonds (Series 2006A), 5.000%, (AMBAC INS), 10/01/2026	3,429,194
5,000,000		District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.000%, (FGIC INS), 02/01/2031	5,278,900
1,000,000		District of Columbia, COPs, 5.000%, (FGIC INS), 01/01/2018	1,068,820
3,780,000		District of Columbia, Refunding UT GO Bonds (Series 2005B), 5.000%, (FSA INS), 06/01/2027	3,985,367
		TOTAL	13,762,281
		Florida--2.8%
1,750,000	[1,2]	Alachua County, FL Health Facilities Authority, (Shands Teaching Hospital and Clinics, Inc.), Residual Interest Tax-Exempt Securities (PA-1472), 12/01/2037	1,753,150
900,000		Broward County, FL Educational Facilities Authority, (Nova Southeastern University), Educational Facilities Revenue Bonds (Series 2004B), 5.600%, 04/01/2029	959,148
100,000		Concorde Estates, FL Community Development District, Revenue Bonds (Series 2004B), 5.000%, 05/01/2011	99,962
650,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.450%, 05/01/2036	658,300
2,275,000		Florida State Department of Children & Families, (Florida State), (South Florida Evaluation Treatment Center) COPs, 5.000%, 10/01/2020	2,406,176
3,000,000		Florida State Education System, Facilities Revenue Bonds (Series 2005A), 5.000%, (MBIA Insurance Corp. INS), 05/01/2027	3,180,690
2,500,000		Highlands County, FL Health Facilities Authority, (Adventist Health System/ Sunbelt Obligated Group), Refunding Revenue Bonds (Series 2006G), 5.125%, 11/15/2032	2,586,725
500,000		Highlands County, FL Health Facilities Authority, (Adventist Health (United States Treasury PRF 11/15/2012@100), System/ Sunbelt Obligated Group), Hospital Revenue Bonds (Series 2002B), 5.250%, 11/15/2023	536,690
750,000		Miami Beach, FL Health Facilities Authority, (Mt. Sinai Medical Center, FL), Hospital Revenue Bonds (Series 2001A), 6.700%, 11/15/2019	818,557
500,000		Miami, FL Health Facilities Authority, (Catholic Health East), Health System Revenue Bonds (Series 2003B), 5.125%, 11/15/2024	520,400
600,000		Miami, FL Health Facilities Authority, (Catholic Health East), Health System Revenue Bonds (Series 2003C), 5.250%, 11/15/2033	624,210
500,000		Midtown Miami, FL Community Development District, Special Assessment Bonds (Series 2004A), 6.000%, 05/01/2024	538,715
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Florida--continued
$440,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.000%, 05/01/2020	$472,076
1,130,000		St. Johns County, FL IDA, (Presbyterian Retirement Communities), First Mortgage Revenue Bonds (Series 2004A), 5.850%, 08/01/2024	1,224,016
1,760,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.400%, 05/01/2037	1,779,360
730,000		Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series 2005B), 5.250%, 05/01/2016	732,073
2,500,000		Village Center Community Development District, FL, Recreational Revenue Bonds (Series 2003A), 5.000%, (MBIA Insurance Corp. INS), 11/01/2032	2,618,075
500,000		Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.650%, 05/01/2037	516,740
		TOTAL	22,025,063
		Georgia--0.2%
615,000		Atlanta, GA, (Eastside Tax Allocation District), Tax Allocation Bonds (Series 2005B), 5.600%, 01/01/2030	639,957
300,000		Floyd County, GA Development Authority, (Temple-Inland, Inc.), Environmental Revenue Bonds, 5.700%, 12/01/2015	313,974
750,000		Fulton County, GA Residential Care Facilities, (Canterbury Court), Revenue Bonds (Series 2004A), 6.125%, 02/15/2026	794,490
		TOTAL	1,748,421
		Illinois--3.9%
625,000		Bolingbrook, IL, (Forest City Project), Special Service Area No. 2005-1 Special Tax Bonds (Series 2005), 0.0%, Step Coupon 5.90%@9/1/2007, 03/01/2027	647,362
2,615,000		Chicago, IL Housing Authority Capital Program, Refunding Revenue Bonds, 5.000%, (FSA INS), 07/01/2017	2,809,791
5,000,000		Chicago, IL Metropolitan Water Reclamation District, Refunding UT GO Bonds, 5.000%, 12/01/2028	5,318,800
3,000,000		Chicago, IL O'Hare International Airport, 3rd Lien Refunding Revenue Bonds (Series 2004A), 5.000%, (MBIA Insurance Corp. INS), 01/01/2026	3,153,810
1,180,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2005A), 5.250%, (MBIA Insurance Corp. INS), 01/01/2026	1,275,415
1,500,000		Chicago, IL Park District, LT GO Bonds (Series 2004A), 5.000%, (AMBAC INS), 01/01/2025	1,578,285
1,000,000		Chicago, IL Park District, LT GO Bonds (Series 2004A), 5.000%, (AMBAC INS), 01/01/2026	1,051,560
415,000		DuPage County, IL, (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 03/01/2036	434,219
1,000,000		Illinois Finance Authority, (Friendship Village of Schaumburg), Revenue Bonds (Series 2005A), 5.625%, 02/15/2037	1,032,030
3,250,000		Illinois Finance Authority, (Illinois Institute of Technology), Revenue Bonds (Series 2006A), 5.000%, 04/01/2031	3,344,120
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Illinois--continued
$2,890,000		Illinois Finance Authority, (Illinois Institute of Technology), Revenue Bonds (Series 2006A), 5.000%, 04/01/2036	$2,944,014
875,000		Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2025	932,102
625,000		Illinois Finance Authority, (Landing at Plymouth Place), Revenue Bonds (Series 2005A), 6.000%, 05/15/2037	666,119
5,000,000		Illinois Finance Authority, (Northwestern University), Revenue Bonds, 5.000%, 12/01/2042	5,226,950
1,000,000		Illinois Health Facilities Authority, (Tabor Hills Supportive Living LLC), Revenue Bonds (Series 2006), 5.250%, 11/15/2036	1,018,760
		TOTAL	31,433,337
		Indiana--1.1%
2,500,000		Indiana Health & Educational Facility Financing Authority, (Baptist Homes of Indiana), Revenue Bonds (Series 2005), 5.250%, 11/15/2035	2,599,325
2,600,000		Indiana Health Facility Financing Authority, (Clarian Health Partners, Inc.), Hospital Revenue Refunding Bonds (Series 2006B), 5.000%, 02/15/2026	2,693,366
700,000		Indiana Health Facility Financing Authority, (Community Foundation of Northwest Indiana), Hospital Revenue Bonds (Series 2004A), 6.250%, 03/01/2025	759,731
2,500,000		St. Joseph County, IN Hospital Authority, (Madison Center Obligated Group), Health Facilities Revenue Bonds (Series 2005), 5.375%, 02/15/2034	2,581,675
		TOTAL	8,634,097
		Iowa--0.4%
375,000		Bremer County, IA Retirement Facilities, (Bartels Lutheran Retirement Community), Retirement Facility Revenue Bonds (Series 2005A), 5.375%, 11/15/2027	384,540
2,035,000		Iowa Finance Authority, (Deerfield Retirement Community, Inc.), Senior Living Facility Revenue Refunding Bonds (Series 2007A), 5.500%, 11/15/2037	2,084,003
500,000		Scott County, IA, (Ridgecrest Village), Revenue Refunding Bonds (Series 2004), 5.625%, 11/15/2018	517,200
		TOTAL	2,985,743
		Kansas--0.3%
2,000,000		Lawrence, KS, (Lawrence Memorial Hospital), Hospital Revenue Bonds (Series 2006), 5.125%, 07/01/2036	2,077,700
		Kentucky--0.1%
110,000		Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), Revenue Bonds (Series 2000A), 6.625%, 10/01/2028	120,469
390,000		Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), Revenue Bonds (Series 2000A), 6.625%, (United States Treasury PRF 10/1/2010@101), 10/01/2028	428,824
		TOTAL	549,293
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Louisiana--1.3%
$5,435,000		Louisiana Public Facilities Authority, (Millenium Housing LLC), Revenue Bonds, 4.750%, (CDC IXIS Financial Guaranty N.A. INS), 11/01/2032	$5,552,287
3,000,000		Louisiana State, (Louisiana State Gas & Fuels), Gasoline & Fuels Tax Revenue Bonds (Series 2006A), 4.750%, (FSA INS), 05/01/2039	3,072,870
1,000,000		Opelousas, LA General Hospital Authority, (Opelousas General Health System), Revenue Bonds, 5.300%, 10/01/2018	1,022,340
1,000,000		St. John the Baptist Parish, LA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.350%, 12/01/2013	1,028,130
		TOTAL	10,675,627
		Maine--0.5%
3,645,000		Maine Health & Higher Educational Facilities Authority, (Central Maine Medical Center), Revenue Bonds (Series 2005B), 5.000%, (MBIA Insurance Corp. INS), 07/01/2030	3,834,394
		Maryland--0.7%
750,000		Maryland State Health & Higher Educational Facilities Authority, (King Farm Presbyterian Retirement Community), Revenue Bonds (Series 2007B), 5.000%, 01/01/2017	753,270
355,000		Maryland State Health & Higher Educational Facilities Authority, (MedStar Health, Inc.), Refunding Revenue Bonds (Series 2004), 5.750%, 08/15/2016	390,866
4,000,000		Maryland State Health & Higher Educational Facilities Authority, (Civista Medical Center), Revenue Bonds (Series 2005), 5.000%, (Radian Asset Assurance INS), 07/01/2037	4,138,520
500,000		Maryland State IDFA, (Our Lady of Good Counsel High School), EDRBs (Series 2005A), 6.000%, 05/01/2035	537,075
		TOTAL	5,819,731
		Massachusetts--2.1%
1,750,000		Massachusetts HEFA, (Berkshire Health System), Revenue Bonds (Series 2005F), 5.000%, (Assured Guaranty Corp. INS), 10/01/2019	1,857,537
235,000		Massachusetts HEFA, (Milford Regional Medical Center), Revenue Bonds (Series 1998C), 5.750%, 07/15/2013	243,333
2,000,000		Massachusetts HEFA, (Milford Regional Medical Center), Revenue Bonds (Series 2002D), 6.350%, (United States Treasury PRF 7/15/2012@101), 07/15/2032	2,250,200
1,000,000		Massachusetts HEFA, (Northern Berkshire Health System), Revenue Bonds (Series 2004A), 6.375%, 07/01/2034	1,065,300
5,000,000		Massachusetts School Building Authority, Revenue Bonds (Series 2007A), 4.750%, (AMBAC INS), 08/15/2032	5,172,600
4,000,000		Massachusetts School Building Authority, Sales Tax Revenue Bonds (Series 2005A), 5.000%, (FSA INS), 08/15/2030	4,230,480
2,200,000		Massachusetts State Development Finance Agency, (Western New England College), Revenue Bonds (Series 2005A), 5.000%, (Assured Guaranty Corp. INS), 09/01/2033	2,308,372
		TOTAL	17,127,822
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Michigan--1.1%
$1,100,000		Cornell Township MI, Economic Development Corp., (MeadWestvaco Corp.), Refunding Revenue Bonds, 5.875%, (United States Treasury PRF 5/1/2012@100), 05/01/2018	$1,208,878
1,905,000		Delta County, MI Economic Development Corp., (MeadWestvaco Corp.), Environmental Improvement Revenue Refunding Bonds (Series A), 6.250%, (United States Treasury PRF 4/15/2012@100), 04/15/2027	2,120,455
1,120,000		Dickinson County, MI Economic Development Corp., (International Paper Co.), Refunding Environmental Improvement Revenue Bonds (Series 2002A), 5.750%, 06/01/2016	1,193,438
300,000		Gaylord, MI Hospital Finance Authority, (Otsego Memorial Hospital Obligated Group), Hospital Revenue Refunding Bonds (Series 2004), 6.500%, 01/01/2037	316,389
1,000,000		Kent Hospital Finance Authority, MI, (Metropolitan Hospital), Revenue Bonds (Series 2005A), 6.250%, 07/01/2040	1,115,560
500,000		Michigan State Hospital Finance Authority, (Chelsea Community Hospital), Hospital Revenue Bonds (Series 2005), 5.000%, 05/15/2037	506,395
1,000,000		Michigan State Hospital Finance Authority, (Oakwood Obligated Group), Revenue Bonds, 5.500%, 11/01/2013	1,075,070
1,000,000		Riverview, MI Community School District, Refunding UT GO Bonds, 5.000%, (Q-SBLF GTD), 05/01/2021	1,061,180
		TOTAL	8,597,365
		Minnesota--0.5%
550,000		Glencoe, MN Health Care Facilities, (Glencoe Regional Health Services), Revenue Bonds (Series 2005), 5.000%, 04/01/2031	559,691
500,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (HealthPartners Obligated Group), Health Care Facility Revenue Bonds (Series 2003), 6.000%, 12/01/2019	544,100
2,000,000		St. Paul, MN Housing & Redevelopment Authority, (Health East, Inc.), Hospital Facility Revenue Bonds (Series 2005), 6.000%, 11/15/2030	2,213,740
1,000,000		St. Paul, MN Housing & Redevelopment Authority, (Health East, Inc.), Hospital Facility Revenue Bonds (Series 2005), 6.000%, 11/15/2035	1,102,320
		TOTAL	4,419,851
		Mississippi--1.2%
2,060,000		Lowndes County, MS Solid Waste Disposal, (Weyerhaeuser Co.), PCR Refunding Bonds (Project A), 6.800%, 04/01/2022	2,514,333
750,000		Mississippi Business Finance Corp., (System Energy Resources, Inc.), PCRBs, 5.875%, 04/01/2022	758,070
5,000,000		Mississippi Development Bank, (Municipal Energy Agency of Mississippi), Special Obligation Bonds (Series 2006A), 5.000%, (XL Capital Assurance Inc. INS), 03/01/2041	5,217,400
900,000		Mississippi Hospital Equipment & Facilities Authority, (Southwest Mississippi Regional Medical Center), Refunding & Improvement Revenue Bonds, 5.750%, 04/01/2023	944,937
		TOTAL	9,434,740
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Missouri--0.7%
$1,500,000		Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Revenue Bonds (Series 2004A), 5.250%, 12/01/2019	$1,570,335
2,165,000		Missouri Development Finance Board, (Branson, MO), Infrastructure Facilities Revenue Bonds (Series 2005A), 5.000%, 06/01/2035	2,234,648
2,000,000		Missouri State HEFA, (BJC Health System, MO), Health Facilities Revenue Bonds, 5.250%, 05/15/2018	2,125,240
		TOTAL	5,930,223
		Montana--0.5%
3,700,000		Montana Facility Finance Authority, (Benefis Healthcare System), Hospital Revenue Bonds (Series 2007), 5.000%, (Assured Guaranty Corp. INS), 01/01/2037	3,861,246
		Nevada--2.1%
2,450,000		Clark County, NV Bond Bank (Southern Nevada Water Authority), LT GO Bonds, 5.000%, (MBIA Insurance Corp. INS), 06/01/2032	2,556,526
1,050,000		Clark County, NV Bond Bank (Southern Nevada Water Authority), LT GO Bonds, 5.000%, (United States Treasury PRF 12/1/2012@100), 06/01/2032	1,118,282
7,500,000		Clark County, NV, (Las Vegas-McCarran International Airport), Passenger Facility Charge Revenue Bonds (Series 2007A-2), 5.000%, (AMBAC INS), 07/01/2027	7,966,500
245,000		Clark County, NV, (Mountains Edge SID No. 142), Limited Obligation Improvement Bonds (Series 2003), 5.800%, 08/01/2015	252,916
500,000		Clark County, NV, (Summerlin-Mesa SID No. 151), Special Assessment Revenue Bonds (Series 2005), 5.000%, 08/01/2025	504,120
1,300,000	[1]	Director of the State of Nevada Department of Business and Industry, (Las Ventanas Retirement Community), Revenue Bonds (Series 2004A), 7.000%, 11/15/2034	1,372,241
250,000		Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), LID No. T-16 LT Obligation Improvement Bonds, 5.100%, 03/01/2022	252,310
600,000		Henderson, NV, (Falls at Lake Las Vegas LID No. T-16), LID No. T-16 LT Obligation Improvement Bonds, 5.125%, 03/01/2025	605,046
655,000		Las Vegas Valley, NV Water District, Refunding LT GO Bonds (Series 2003B), 5.000%, (MBIA Insurance Corp. INS), 06/01/2027	683,479
1,180,000		Las Vegas, NV, (Providence SID No. 607), Local Improvement Special Assessment Bonds (Series 2004), 6.250%, 06/01/2024	1,216,509
		TOTAL	16,527,929
		New Hampshire--0.1%
690,000		New Hampshire Health and Education Facilities Authority, (Havenwood-Heritage Heights), Revenue Bonds (Series 2006A), 5.350%, 01/01/2026	699,212
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New Jersey--3.0%
$5,000,000		New Jersey EDA, (New Jersey State), School Facilities Construction Revenue Bonds (Series 2005O), 5.125%, 03/01/2030	$5,312,700
1,000,000		New Jersey EDA, (New Jersey State), School Facilities Construction Revenue Bonds (Series 2004I), 5.250%, (United States Treasury PRF 9/1/2014@100), 09/01/2028	1,094,500
1,000,000		New Jersey EDA, (NJ Dedicated Cigarette Excise Tax), Revenue Bonds, (Series 2004), 5.750%, 06/15/2029	1,081,940
400,000		New Jersey EDA, (Seashore Gardens Living Center), First Mortgage Refunding Revenue Bonds (Series 2006), 5.375%, 11/01/2036	408,080
1,000,000		New Jersey EDA, (Winchester Gardens at Ward Homestead), First Mortgage Refunding Revenue Bonds (Series 2004A), 4.800%, 11/01/2013	1,026,390
300,000		New Jersey EDA, (Winchester Gardens at Ward Homestead), Revenue Refunding Bonds (Series A), 5.750%, 11/01/2024	322,665
900,000		New Jersey Health Care Facilities Financing Authority, (Children's Specialized Hospital), Revenue Bonds, (Series 2005A), 5.500%, 07/01/2030	952,695
4,700,000		New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds (Series 2006A), 5.500%, 12/15/2022	5,394,660
3,050,000		Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 7.000%, (United States Treasury PRF 6/1/2013@100), 06/01/2041	3,582,988
5,000,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Bonds (Series 2007-1), 5.000%, 06/01/2041	4,918,550
		TOTAL	24,095,168
		New Mexico--0.1%
500,000	[1,2]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.500%, 09/01/2023	539,065
		New York--3.3%
500,000		Dutchess County, NY IDA, (St. Francis Hospital and Health Centers), Civic Facility Revenue Bonds (Series 2004B), 7.500%, 03/01/2029	555,905
200,000		Long Island Power Authority, NY, Electric System Revenue Bonds (Series C), 5.000%, 09/01/2022	209,262
4,000,000		Metropolitan Transportation Authority, NY, (MTA Transportation Revenue), Revenue Bonds (Series 2006A), 5.000%, 11/15/2031	4,236,440
2,500,000	[1]	New York City, NY IDA, (7 World Trade Center LLC), Liberty Revenue Bonds (Series A), 6.500%, 03/01/2035	2,657,000
4,000,000		New York City, NY IDA, (Yankee Stadium LLC), CPI PILOT Revenue Bonds (Series 2006), (FGIC INS), 03/01/2021	3,929,480
1,050,000		New York City, NY IDA, (Yankee Stadium LLC), PILOT Revenue Bonds (Series 2006), 4.750%, (MBIA Insurance Corp. INS), 03/01/2046	1,073,793
1,000,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Series C), 5.250%, (AMBAC INS), 08/01/2022	1,066,440
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--continued
$335,000		New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.500%, (United States Treasury PRF 6/1/2013@100), 06/01/2023	$368,155
40,000		New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.500%, 06/01/2023	43,189
350,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series D), 5.250%, 10/15/2020	373,653
800,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series I), 5.000%, 08/01/2019	845,240
1,500,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series C), 5.250%, 08/15/2024	1,607,685
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series D), 5.000%, 11/01/2025	1,050,370
2,215,000		New York City, NY, UT GO Bonds (Fiscal 2006 Series E-1), 5.000%, 08/01/2023	2,338,951
4,000,000	[1,2]	New York State Dormitory Authority, (New York Hospital Medical Center of Queens), Municipal Securities Trust Certificates (Series 7041), (FHA INS), 08/15/2037	4,279,720
500,000		Tobacco Settlement Financing Corp., NY, (New York State), Asset-Backed Revenue Bonds (Series 2003A-1), 5.500%, 06/01/2018	536,805
900,000		Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%, 06/01/2018	966,249
500,000		Tobacco Settlement Financing Corp., NY, (New York State), Revenue Bonds (Series 2003C-1), 5.500%, 06/01/2022	539,860
		TOTAL	26,678,197
		North Carolina--0.4%
1,000,000		North Carolina Medical Care Commission, (Arc of North Carolina Projects), Health Care Housing Revenue Bonds (Series 2004A), 5.800%, 10/01/2034	1,081,150
2,000,000		North Carolina Medical Care Commission, (Pennybyrn at Maryfield), Healthcare Facilities Revenue Bonds (Series 2005A), 5.650%, 10/01/2025	2,058,160
		TOTAL	3,139,310
		Ohio--2.7%
1,230,000		Akron, Bath & Copley, OH Joint Township, (Summa Health System), Hospital District Revenue Bonds (Series 2004A), 5.125%, (Radian Asset Assurance INS), 11/15/2024	1,285,879
250,000		Cleveland-Cuyahoga County, OH Port Authority, (Port of Cleveland Bond Fund), Development Revenue Bonds (Series 2005B), 5.125%, 05/15/2025	255,458
1,000,000		Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.250%, (FSA INS), 12/01/2022	1,096,960
1,800,000		Franklin County, OH Health Care Facilities, (Ohio Presbyterian Retirement Services), Improvement Revenue Bonds (Series 2005A), 5.125%, 07/01/2035	1,840,860
500,000		Franklin County, OH Health Care Facilities, (Ohio Presbyterian Retirement Services), Revenue Refunding Bonds, 5.500%, 07/01/2021	509,545
2,000,000		Little Miami, OH Local School District, LT GO School Improvement Bonds (Series 2006), 5.000%, (United States Treasury PRF 12/1/2016@100), 12/01/2034	2,187,880
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$3,525,000		Little Miami, OH Local School District, LT GO School Improvement Bonds (Series 2006), 5.250%, (United States Treasury PRF 12/1/2016@100), 12/01/2028	$3,926,321
1,000,000		Ohio State Air Quality Development Authority, Environmental Improvement Refunding Revenue Bonds (Series 1995), 5.00% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	1,054,650
500,000		Ohio State Higher Educational Facilities Commission, (Baldwin-Wallace College), Revenue Bonds, 5.500%, 12/01/2021	534,720
1,010,000		Ohio State Higher Educational Facilities Commission, (Baldwin-Wallace College), Revenue Bonds, 5.500%, 12/01/2022	1,079,498
1,000,000		Ohio State Higher Educational Facilities Commission, (Mount Union College), Revenue Bonds, 5.250%, 10/01/2026	1,073,710
5,125,000		Ohio State Higher Educational Facilities Commission, (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2007A), 5.250%, 01/15/2046	5,358,598
540,000		Parma, OH, (Parma Community General Hospital Association), Hospital Improvement and Refunding Revenue Bonds, 5.375%, (United States Treasury PRF 11/1/2008@101), 11/01/2029	558,295
375,000		Toledo-Lucas County, OH Port Authority, (Crocker Park Public Improvement Project), Special Assessment Revenue Bonds, 5.250%, 12/01/2023	396,750
400,000		Toledo-Lucas County, OH Port Authority, (CSX Corp.), Revenue Bonds, 6.450%, 12/15/2021	485,304
		TOTAL	21,644,428
		Oklahoma--0.3%
2,000,000		Oklahoma County, OK Finance Authority, (Concordia Life Care Community), Retirement Facility Revenue Bonds (Series 2005), 6.000%, 11/15/2038	2,038,300
515,000		Oklahoma State Industries Authority, (Oklahoma Med Resh Foundation), Revenue Bonds, 5.250%, (AMBAC INS), 02/01/2021	537,191
		TOTAL	2,575,491
		Pennsylvania--2.9%
500,000		Allegheny County, PA HDA, (Catholic Health East), Revenue Bonds, 5.375%, 11/15/2022	523,610
500,000		Allegheny County, PA HDA, (West Penn Allegheny Health System), Health System Revenue Bonds (Series 2000B), 9.250%, 11/15/2030	589,855
300,000		Allegheny County, PA Higher Education Building Authority, (Chatham College), Revenue Bonds (Series 2002B), 5.250%, 11/15/2016	301,653
500,000		Allegheny County, PA IDA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.500%, 12/01/2029	516,875
600,000		Allegheny County, PA IDA, (Marathon Oil Corp.), Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.600%, 09/01/2030	617,970
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,300,000		Allegheny County, PA IDA, (United States Steel Corp.), Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.500%, 11/01/2016	$1,378,871
500,000		Allegheny County, PA IDA, Revenue Bonds (Series 2002B), 5.000%, (MBIA Insurance Corp. INS), 11/01/2022	524,475
2,250,000		Allegheny County, PA, Refunding UT GO Notes (C-59B), (FSA INS), 11/01/2026	2,252,250
850,000		Bucks County, PA IDA, (Ann's Choice, Inc.), Retirement Community Revenue Bonds (Series 2005A), 6.250%, 01/01/2035	902,624
275,000		Crawford County, PA Hospital Authority, (Wesbury United Methodist Community Obligated Group), Senior Living Facilities Revenue Bonds, 5.900%, 08/15/2009	275,286
250,000		Delaware County, PA Authority, (Neumann College), College Revenue Refunding Bonds (Series 1998A), 5.375%, 10/01/2018	253,035
1,000,000		Lancaster County, PA Hospital Authority, (Lancaster General Hospital), Revenue Bonds, 5.500%, (United States Treasury PRF 9/15/2013@100), 03/15/2026	1,097,180
4,000,000		Lancaster, PA Higher Education Authority, (Franklin & Marshall College), College Revenue Bonds, 5.000%, 04/15/2021	4,236,800
1,000,000		Lehigh County, PA General Purpose Authority, (St. Lukes Hospital of Bethlehem), Hospital Revenue Bonds, 5.375%, (United States Treasury PRF 8/15/2013@100), 08/15/2033	1,083,440
500,000		Montgomery County, PA IDA, (Whitemarsh Continuing Care Retirement Community), Fixed Rate Mortgage Revenue Bonds (Series 2005), 6.250%, 02/01/2035	529,500
250,000		Pennsylvania State Higher Education Facilities Authority, (Dickinson College), Revenue Bonds (Series 2003AA1), 5.000%, (Radian Asset Assurance INS), 11/01/2026	258,688
1,000,000		Pennsylvania State Higher Education Facilities Authority, (LaSalle University), Revenue Bonds, 5.250%, 05/01/2023	1,040,140
500,000		Pennsylvania State Higher Education Facilities Authority, (Messiah College), Revenue Bonds (Series AA), 5.500%, (Radian Asset Assurance INS), 11/01/2022	538,420
500,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Health System Revenue Bonds (Series A), 6.250%, 01/15/2018	546,315
1,000,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds (Series 2001A), 6.000%, 01/15/2022	1,080,450
500,000		Pennsylvania State Higher Education Facilities Authority, (UPMC Health System), Revenue Bonds, (Series A), 6.000%, 01/15/2031	539,505
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$250,000		Pennsylvania State Higher Education Facilities Authority, (Ursinus College), Revenue Bonds, 5.250%, (Radian Asset Assurance INS), 01/01/2027	$262,873
500,000		Philadelphia Authority for Industrial Development, (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 07/01/2035	523,060
1,265,000		Southcentral PA, General Authority, (Hanover Hospital, Inc.), Revenue Bonds, 5.000%, (Radian Asset Assurance INS), 12/01/2020	1,326,112
1,500,000		St. Mary Hospital Authority, PA, (Catholic Health East), Health System Revenue Bonds (Series 2004B), 5.375%, (United States Treasury PRF 11/15/2014@100), 11/15/2034	1,651,875
500,000		Westmoreland County, PA IDA, (Redstone Presbyterian Seniorcare Obligated Group), Retirement Community Revenue Bonds (Series 2005A), 5.750%, 01/01/2026	527,160
		TOTAL	23,378,022
		Rhode Island--0.4%
1,265,000		Rhode Island State Health and Educational Building Corp., (Landmark Medical Center), Hospital Financing Refunding Revenue Bonds, 5.000%, (Radian Asset Assurance INS), 10/01/2017	1,338,408
2,000,000		Rhode Island State Health and Educational Building Corp., (Roger Williams University), Higher Education Facility Revenue Bonds (Series 2006B), 5.000%, (Radian Asset Assurance INS), 11/15/2036	2,083,140
		TOTAL	3,421,548
		South Carolina--3.4%
3,000,000		Greenwood Fifty School Facilities, Inc., (Greenwood County, SC School District No. 50), 5.000%, (Assured Guaranty Corp. INS), 12/01/2025	3,195,390
3,000,000		Kershaw County, SC Public Schools Foundation, (Kershaw County, SC School District), Installment Purchase Revenue Bonds (Series 2006), 5.000%, (CDC IXIS Financial Guaranty N.A. INS), 12/01/2028	3,163,440
825,000		Lancaster County, SC, (Sun City Carolina Lakes Improvement District), Assessment Revenue Bonds (Series 2006), 5.450%, 12/01/2037	839,099
1,445,000		Lexington County, SC Health Services District, Inc., (Lexington Medical Center), Refunding & Improvement Hospital Revenue Bonds, 5.750%, 11/01/2028	1,558,519
6,500,000		Medical University of South Carolina Hospital Authority, (Medical University of South Carolina), FHA Insured Refunding Revenue Bonds (Series 2004A), 5.000%, (MBIA Insurance Corp. INS), 08/15/2031	6,790,095
1,745,000		Myrtle Beach, SC, Hospitality Fee Revenue Bonds (Series 2004A), 5.375%, (FGIC INS), 06/01/2020	1,899,572
1,000,000		Newberry County, SC, (Newberry Community Memorial Hospital), Special Source Refunding Revenue Bonds, 5.250%, (Radian Asset Assurance INS), 12/01/2029	1,066,830
Principal Amount			Value
		MUNICIPAL BONDS--continued
		South Carolina--continued
$2,015,000		South Carolina Education Facilities Authority, (Benedict College), Revenue Bonds, 5.625%, (Radian Asset Assurance INS), 07/01/2031	$2,181,520
275,000		South Carolina Jobs-EDA, (Bon Secours Health System), EDRBs, (Series 2002A), 5.500%, 11/15/2023	288,486
1,555,000		South Carolina Jobs-EDA, (Bon Secours Health System), Health System Revenue Bonds (Series A), 5.625%, 11/15/2030	1,645,392
1,420,000		South Carolina Jobs-EDA, (Burroughs & Chapin Multi-County Business Park), Senior Lien Revenue Bonds (Series 2007A), 4.700%, (Radian Asset Assurance INS), 04/01/2035	1,426,433
2,000,000	[1,2]	South Carolina Jobs-EDA, (Palmetto Health Alliance), Residual Interest Tax-Exempt Securities (PA-1471), 08/01/2039	2,003,000
1,200,000		South Carolina Jobs-EDA, (Wesley Commons), First Mortgage Health Facilities Refunding Revenue Bonds (Series 2006), 5.300%, 10/01/2036	1,224,384
		TOTAL	27,282,160
		Tennessee--0.4%
2,000,000		Johnson City, TN Health & Education Facilities Board, (Mountain States Health Alliance), Hospital First Mortgage Revenue Bonds (Series 2006A), 5.500%, 07/01/2031	2,136,380
1,000,000		Knox County, TN Health Education & Housing Facilities Board, (Baptist Health System of East Tennessee), Hospital Facilities Revenue Bonds, 6.500%, 04/15/2031	1,030,850
		TOTAL	3,167,230
		Texas--4.2%
1,545,000		Bexar County, Health Facilities Development Corp., (Army Retirement Residence Foundation), Refunding Revenue Bonds (Series 2007), 5.000%, 07/01/2033	1,572,022
1,000,000		Canyon, TX ISD, Refunding & Improvement UT GO Bonds (Series 2002A), 5.375%, (United States Treasury PRF), 02/15/2024	1,083,830
2,655,000		Dallas, TX ISD, Refunding Building UT GO Bonds (Series 2004A), 5.000%, (PSFG GTD), 08/15/2029	2,785,361
1,000,000		Decatur, TX Hospital Authority, (Wise Regional Health System), Hospital Revenue Bonds (Series 2004A), 7.125%, 09/01/2034	1,100,390
1,835,000		Galveston County, TX, LT GO Bonds (Series 2003C), 5.250%, (AMBAC INS), 02/01/2021	1,950,752
1,000,000		HFDC of Central Texas, Inc., (Legacy at Willow Bend), Retirement Facility Revenue Bonds (Series 2006A), 5.750%, 11/01/2036	1,037,560
1,000,000		Harris County, TX, Refunding Sr. Lien Toll Road Revenue Bonds, 5.000%, (FGIC INS), 08/15/2027	1,050,380
1,000,000		Lower Colorado River Authority, TX, Transmission Contract Refunding Revenue Bonds (Series 2003C), 5.250%, (AMBAC INS), 05/15/2018	1,070,910
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--continued
$200,000		Matagorda County, TX Navigation District No. 1, (Centerpoint Energy Houston Electric), Collateralized Refunding Revenue Bonds, 5.600%, 03/01/2027	$212,506
1,125,000		Mesquite, TX Health Facilities Development Corp., (Christian Care Centers, Inc.), Retirement Facility Revenue Bonds (Series 2005), 5.625%, 02/15/2035	1,185,064
500,000		North Central Texas HFDC, (Children's Medical Center of Dallas), Hospital Revenue Refunding Bonds (Series 2002), 5.250%, (AMBAC INS), 08/15/2022	528,415
1,250,000		North Central Texas HFDC, (Northwest Senior Housing Corp. Edgemere Project), Retirement Facility Revenue Bonds (Series 1999), 7.500%, (United States Treasury PRF 11/15/2009@102), 11/15/2029	1,382,450
750,000		Port of Corpus Christi, TX IDC, (Valero Energy Corp.), Revenue Refunding Bonds (Series C), 5.400%, 04/01/2018	772,785
2,000,000		Sabine River Authority, TX, (TXU Energy Co. LLC), PCR Refunding Bonds (Series 2001C), 5.200%, 05/01/2028	2,028,120
250,000		Sabine River Authority, TX, (TXU Energy Co. LLC), PCR Refunding Bonds (Series 2003B), 6.150%, 08/01/2022	267,255
500,000		Sabine River Authority, TX, (TXU Energy Co. LLC), PCR Refunding Bonds (Series 2003A), 5.800%, 07/01/2022	524,425
2,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Air Force Village), Retirement Facility Revenue Bonds (Series 2007), 5.125%, 05/15/2037	2,051,900
1,100,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Northwest Senior Housing Corp. Edgemere Project), Revenue Bonds, (Series 2006A), 6.000%, 11/15/2036	1,178,155
715,000		Travis County, TX Health Facilities Development Corp., (Querencia at Barton Creek), Retirement Facility Revenue Bonds, 5.650%, 11/15/2035	735,950
2,970,000		Wharton, TX ISD, School Building UT GO Bonds, 5.000%, (PSFG GTD), 02/15/2032	3,114,253
4,190,000		University of Texas, Financing System Revenue Bonds (Series 2006B), 5.000%, 08/15/2031	4,435,492
3,400,000		Texas State Transportation Commission, (Texas State), Mobility Fund Bonds (Series 2005A), 5.000%, 04/01/2026	3,590,910
		TOTAL	33,658,885
		Utah--0.9%
1,475,000		Utah State Board of Regents, (Utah State University), Revenue Bonds (Series 2004), 5.250%, (MBIA Insurance Corp. INS), 04/01/2020	1,590,979
5,000,000		Utah State Transit Authority, Sales Tax Revenue Bonds (Series 2002A), 5.000%, (United States Treasury PRF 12/15/2012@100), 06/15/2032	5,327,150
		TOTAL	6,918,129
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Virginia--0.9%
$4,485,000		Tobacco Settlement Financing Corp., VA, Revenue Bonds, 5.625%, 06/01/2037	$4,984,136
1,250,000		Tobacco Settlement Financing Corp., VA, Tobacco Settlement Asset-Backed Bonds (Series 2007B-1), 5.000%, 06/01/2047	1,233,738
1,170,000		Virginia Peninsula Port Authority, (Brinks Co. (The)), Coal Terminal Revenue Refunding Bonds (Series 2003), 6.000%, 04/01/2033	1,275,616
		TOTAL	7,493,490
		Washington--1.5%
4,455,000		Energy Northwest, WA, Columbia Generating Station Revenue Bonds (Series C), 5.000%, 07/01/2024	4,734,106
1,160,000		Energy Northwest, WA, Wind Project Revenue Bonds, 5.000%, (AMBAC INS), 07/01/2023	1,207,026
500,000		Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), Refunding Revenue Bonds (Series 2003), 6.000%, 12/01/2018	540,540
1,000,000		Skagit County, WA Public Hospital District No. 1, (Skagit Valley Hospital), Revenue Bonds (Series 2005), 5.500%, 12/01/2030	1,050,180
1,000,000		Skagit County, WA Public Hospital District No. 1, UT GO Bonds (Series 2004: Skagit Valley Hospital), 5.500%, (MBIA Insurance Corp. INS), 12/01/2023	1,100,030
820,000		Tacoma, WA Water, Refunding Revenue Bonds, 5.000%, (FSA INS), 12/01/2023	858,917
500,000		Tacoma, WA Water, Refunding Revenue Bonds, 5.000%, (FSA INS), 12/01/2022	523,730
1,625,000		Washington State Housing Finance Commission, (Skyline at First Hill), Nonprofit Revenue Bonds (Series 2007A), 5.625%, 01/01/2038	1,657,890
		TOTAL	11,672,419
		West Virginia--0.3%
1,000,000		Ohio County, WV County Commission, (Fort Henry Centre Tax Increment Financing District No. 1), Tax Increment Revenue Bonds (Series 2005A), 5.625%, 06/01/2034	1,056,730
1,000,000		West Virginia State Hospital Finance Authority, (Camden Clark Memorial Hospital), Hospital Revenue & Improvement Refunding Bonds (Series 2004A), 5.250%, (FSA INS), 02/15/2019	1,071,730
		TOTAL	2,128,460
		Wisconsin--0.8%
160,000		Wisconsin State HEFA, (Beaver Dam Community Hospitals, Inc.), Revenue Bonds (Series 2004A), 6.750%, 08/15/2034	174,784
160,000		Wisconsin State HEFA, (Blood Center of Wisconsin, Inc.), Revenue Bonds (Series 2004), 5.750%, 06/01/2034	173,426
1,000,000		Wisconsin State HEFA, (Fort Healthcare, Inc.), Revenue Bonds (Series 2004), 6.100%, 05/01/2034	1,106,830
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Wisconsin--continued
$750,000		Wisconsin State HEFA, (Marshfield Clinic, WI), Revenue Bonds, Series 2006A, 5.375%, 02/15/2034	$786,885
250,000		Wisconsin State HEFA, (Southwest Health Center), Revenue Bonds (Series 2004A), 6.250%, 04/01/2034	264,678
1,400,000		Wisconsin State HEFA, (Vernon Memorial Healthcare, Inc.), Revenue Bonds (Series 2005), 5.250%, 03/01/2035	1,432,382
2,000,000		Wisconsin State HEFA, (Wheaton Franciscan HealthCare), Revenue Bonds (Series 2006A), 5.250%, 08/15/2031	2,086,500
		TOTAL	6,025,485
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $451,843,883)	466,389,828
		SHORT-TERM MUNICIPALS--5.3% [3]
		Alabama--0.3%
2,500,000		Columbia, AL IDB, PCR (Series 1999-C) Daily VRDNs (Alabama Power Co.), 4.110%, 5/1/2007	2,500,000
		Alaska--0.5%
4,250,000		Valdez, AK Marine Terminal, (Series 2003C) Daily VRDNs (BP Pipelines (Alaska) Inc.), (BP PLC GTD), 4.100%, 5/1/2007	4,250,000
		Arizona--0.5%
4,000,000		Apache County, AZ IDA, (Series 1983B) Weekly VRDNs (Tucson Electric Power Co.), (Bank of New York LOC), 3.930%, 5/2/2007	4,000,000
		District of Columbia--0.4%
3,000,000		District of Columbia, (Series 2000) Weekly VRDNs (Public Welfare Foundation, Inc.), (SunTrust Bank LOC), 3.960%, 5/2/2007	3,000,000
		Kentucky--0.7%
5,300,000		Kentucky Economic Development Finance Authority, (Series 1999C) Daily VRDNs (Baptist Healthcare System), (MBIA Insurance Corp. INS, National City Bank LIQ), 4.100%, 5/1/2007	5,300,000
		Michigan--0.4%
3,000,000		Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.), (LaSalle Bank, N.A. LOC), 3.950%, 5/3/2007	3,000,000
		North Carolina--0.1%
1,200,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial), 3.950%, 5/3/2007	1,200,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [3]
		Tennessee--1.5%
$2,500,000		Blount County, TN Public Building Authority, (Series A-3-A) Daily VRDNs, (Landesbank Baden-Wuerttemberg LIQ, AMBAC INS), 4.120%, 5/1/2007	$2,500,000
2,000,000		Sevier County, TN Public Building Authority, (Series IV-B-3) Daily VRDNs (Hamblen County, TN), (FSA INS, JPMorgan Chase Bank, N.A. LIQ), 4.120%, 5/1/2007	2,000,000
1,800,000		Sevier County, TN Public Building Authority, (Series IV-B-7) Daily VRDNs (Johnson City, TN), (FSA INS, JPMorgan Chase Bank, N.A. LIQ), 4.120%, 5/1/2007	1,800,000
2,335,000		Sevier County, TN Public Building Authority, (Series IV-C-4) Daily VRDNs (Cleveland, TN), (JPMorgan Chase Bank, N.A. LIQ, FSA INS), 4.120%, 5/1/2007	2,335,000
3,380,000		Sevier County, TN Public Building Authority, (Series IV-E-3) Daily VRDNs (Union City, TN), (AMBAC INS, JPMorgan Chase Bank, N.A. LIQ), 4.120%, 5/1/2007	3,380,000
		TOTAL	12,015,000
		Texas--0.9%
7,200,000		Harris County, TX HFDC, (Series 2006A) Daily VRDNs (Methodist Hospital, Harris County, TX), 4.020%, 5/1/2007	7,200,000
		TOTAL SHORT-TERM MUNICIPALS (AT COST)	42,465,000
		TOTAL INVESTMENTS--99.0% (IDENTIFIED COST $738,779,587) [4]	791,591,606
		OTHER ASSETS AND LIABILITIES - NET--1.0%	7,705,934
		TOTAL NET ASSETS--100%	$799,297,540

At April 30, 2007, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2007, these restricted securities amounted to $19,648,956 which represented 2.5% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At April 30, 2007, these liquid restricted securities amounted to $14,341,965 which represented 1.8% of total net assets.

3 Current rate and next reset date shown for Variable Rate Demand Notes.

4 The cost of investments for federal tax purposes amounts to $738,777,122.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2007.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
AMBAC	--American Municipal Bond Assurance Corporation
COPs	--Certificates of Participation
EDA	--Economic Development Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
INS	--Insured
ISD	--Independent School District
LID	--Local Improvement District
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
Q-SBLF	--Qualified State Bond Loan Fund
SID	--Special Improvement District
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2007 (unaudited)

Assets:
Total investments in securities, at value (identified cost $738,779,587)		$791,591,606
Cash		227,289
Income receivable		7,352,613
Receivable for investments sold		1,584,861
Receivable for shares sold		4,278,620
TOTAL ASSETS		805,034,989
Liabilities:
Payable for investments purchased	$3,481,260
Payable for shares redeemed	1,793,663
Payable for distributions services fee (Note 5)	144,914
Payable for shareholder services fee (Note 5)	290,740
Accrued expenses	26,872
TOTAL LIABILITIES		5,737,449
Net assets for 65,461,139 shares outstanding		$799,297,540
Net Assets Consist of:
Paid-in capital		$729,989,497
Net unrealized appreciation of investments		52,812,019
Accumulated net realized gain on investments, foreign currency transactions and futures contracts		15,327,536
Undistributed net investment income		1,168,488
TOTAL NET ASSETS		$799,297,540
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($557,226,123 ÷ 45,628,576 shares outstanding), no par value, unlimited shares authorized		$12.21
Offering price per share (100/94.50 of $12.21) [1]		$12.92
Redemption proceeds per share		$12.21
Class B Shares:
Net asset value per share ($80,041,921 ÷ 6,557,633 shares outstanding), no par value, unlimited shares authorized		$12.21
Offering price per share		$12.21
Redemption proceeds per share (94.50/100 of $12.21) [1]		$11.54
Class C Shares:
Net asset value per share ($162,029,496 ÷ 13,274,930 shares outstanding), no par value, unlimited shares authorized		$12.21
Offering price per share		$12.21
Redemption proceeds per share (99.00/100 of $12.21) [1]		$12.09

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2007 (unaudited)

Investment Income:
Interest			$10,783,868
Dividends (net of foreign taxes withheld of $55,003)			3,818,181
TOTAL INCOME			14,602,049
Expenses:
Investment adviser fee (Note 5)		$3,597,511
Administrative personnel and services fee (Note 5)		285,263
Custodian fees		14,336
Transfer and dividend disbursing agent fees and expenses		174,140
Directors'/Trustees' fees		4,670
Auditing fees		11,462
Legal fees		4,513
Portfolio accounting fees		83,041
Distribution services fee--Class B Shares (Note 5)		281,001
Distribution services fee--Class C Shares (Note 5)		521,088
Shareholder services fee--Class A Shares (Note 5)		627,688
Shareholder services fee--Class B Shares (Note 5)		93,667
Shareholder services fee--Class C Shares (Note 5)		172,428
Share registration costs		54,582
Printing and postage		30,430
Insurance premiums		4,585
Miscellaneous		1,866
TOTAL EXPENSES		5,962,271
Waivers and Expense Reduction (Note 5):
Waiver of investment adviser fee	$(1,532,032)
Waiver of administrative personnel and services fee	(11,133)
Fees paid indirectly from directed brokerage arrangements	(18,415)
TOTAL WAIVERS AND EXPENSE REDUCTION		(1,561,580)
Net expenses			4,400,691
Net investment income			10,201,358
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			15,489,591
Net change in unrealized appreciation of investments			3,741,436
Net realized and unrealized gain on investments and foreign currency transactions			19,231,027
Change in net assets resulting from operations			$29,432,385

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2007	Year Ended 10/31/2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,201,358	$17,309,344
Net realized gain on investments, foreign currency transactions and futures contracts	15,489,591	12,295,944
Net change in unrealized appreciation/depreciation of investments and foreign currency transactions	3,741,436	34,879,769
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	29,432,385	64,485,057
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(7,894,810)	(12,150,160)
Class B Shares	(885,312)	(1,490,246)
Class C Shares	(1,668,968)	(2,384,181)
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	(8,078,435)	--
Class B Shares	(1,214,568)	--
Class C Shares	(2,158,118)	--
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,900,211)	(16,024,587)
Share Transactions:
Proceeds from sale of shares	164,497,069	229,043,100
Net asset value of shares issued to shareholders in payment of distributions declared	18,575,602	13,339,853
Cost of shares redeemed	(49,722,863)	(83,715,803)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	133,349,808	158,667,150
Change in net assets	140,881,982	207,127,620
Net Assets:
Beginning of period	658,415,558	451,287,938
End of period (including undistributed net investment income of $1,168,488 and $1,416,220, respectively)	$799,297,540	$658,415,558

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2007 (unaudited)

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Muni and Stock Advantage Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide tax-advantaged income, with a secondary objective of capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating underlying reference indexes or entities, interest rates, yield curves and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for investments in other open-end regulated investment companies, based on net asset value (NAV); and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation is done by others under the direction of Fund management. An event is considered material if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes and, where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may periodically sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended April 30, 2007, the Fund had no realized gains on futures contracts.

At April 30, 2007, the Fund had no outstanding futures contracts.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at April 30, 2007, is as follow:

Security	Acquisition Date	Acquisition Cost
California Statewide Communities Development Authority, (Thomas Jefferson School of Law), Refunding Revenue Bonds (Series 2005B), 4.875%, 10/01/2031	8/26/2005	$1,245,558
Director of the State of Nevada Department of Business and Industry, (Las Ventanas Retirement Community), Revenue Bonds (Series 2004A), 7.000%, 11/15/2034	12/23/2004	$1,280,377
New York City, NY IDA, (7 World Trade Center LLC), Liberty Revenue Bonds (Series A), 6.500%, 03/01/2035	3/15/2005	$2,500,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	8,875,299	$107,618,413	14,533,890	$167,253,455
Shares issued to shareholders in payment of distributions declared	1,178,861	14,256,209	922,524	10,660,714
Shares redeemed	(2,937,954)	(35,575,765)	(5,255,293)	(60,577,554)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	7,116,206	$86,298,857	10,201,121	$117,336,615

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,026,290	$12,443,261	1,399,950	$16,109,981
Shares issued to shareholders in payment of distributions declared	142,957	1,727,951	102,425	1,182,527
Shares redeemed	(430,313)	(5,214,772)	(836,925)	(9,639,527)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	738,934	$8,956,440	665,450	$7,652,981

	Six Months Ended 4/30/2007		Year Ended 10/31/2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	3,669,078	$44,435,395	3,969,911	$45,679,664
Shares issued to shareholders in payment of distributions declared	214,390	2,591,442	129,513	1,496,612
Shares redeemed	(737,238)	(8,932,326)	(1,170,377)	(13,498,722)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	3,146,230	$38,094,511	2,929,047	$33,677,554
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	11,001,370	$133,349,808	13,795,618	$158,667,150

4. FEDERAL TAX INFORMATION

At April 30, 2007, the cost of investments for federal tax purposes was $738,777,122. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from futures contracts was $52,814,484. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $53,835,798 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,021,314.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the Adviser voluntarily waived $1,532,032 of its fee.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2007, the Sub-Adviser earned a sub-adviser fee of $578,887.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended April 30, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $11,133 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2007, FSC retained $194,629 of fees paid by the Fund. For the six months ended April 30, 2007, Class A Shares did not incur a distribution services fee.

Sales Charges

For the six months ended April 30, 2007, FSC retained $340,496 in sales charges from the sale of Class A Shares. FSC also retained $6 of contingent deferred sales charges relating to redemptions of Class A Shares and $7,590 relating to Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended April 30, 2007, FSSC did not receive any fees paid by the Fund. A financial intermediary affiliated with management of Federated Investors, Inc. received $170 of Service Fees for the six months ended April 30, 2007.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended April 30, 2007, the Fund's expenses were reduced by $18,415 under these arrangements.

Interfund Transactions

During the six months ended April 30, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $127,156,670 and $180,095,000, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended April 30, 2007, were as follows:

Purchases	$246,813,535
Sales	$126,600,520

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of April 30, 2007, there were no outstanding loans. During the six months ended April 30, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than April 30, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

10. SUBSEQUENT EVENT

On May 29, 2007, Class F Shares of the Fund became effective.

Evaluation and Approval of Advisory Contract

FEDERATED MUNI AND STOCK ADVANTAGE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract and subadvisory contract at meetings held in May 2006. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract and subadvisory contract.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract and subadvisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For the one-year period ending December 31, 2005, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Board discussed the fee structure of the Fund and reviewed the fees and other expenses of the Fund with the Adviser and concluded that, for 2005, the nature, quality and scope of services provided the Fund by the Adviser and its affiliates was satisfactory. The Board was satisfied that the overall expense structure of the Fund remained competitive. The Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C837
Cusip 31420C829
Cusip 31420C811

30216 (6/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INCOME SECURITIES TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        June 13, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        June 13, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        June 13, 2007